SCHEDULE OF STATEMENT OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Operation expense
General and administrative	¥ 123,536		$ 12,826	¥ 89,691	¥ 177,386
Total operating expenses	308,579	¥ 279,249	64,499	451,048	411,068
Loss from operations	(174,511)	¥ (202,657)	(24,820)	(173,568)	(312,499)
Share of losses of subsidiaries	2,429				(5,951)
Foreign exchange gain/(loss)	279		56	394	1,525
Fair value impact of the issuance of senior convertible preferred shares					(11,776)
Net loss attributable to ordinary shareholders	(204,312)		(39,688)	(277,540)	(2,432,641)
Other comprehensive income
Total comprehensive loss attributable to Uxin Limited	(201,684)		$ (38,700)	(270,628)	(367,482)
Reportable Legal Entities [Member] | Parent Company [Member]
Operation expense
General and administrative	(89,099)			(37,587)	(73,236)
Total operating expenses	(89,099)			(37,587)	(73,236)
Loss from operations	(89,099)			(37,587)	(73,236)
Share of losses of subsidiaries	(114,011)			(237,157)	(299,613)
Interest expense, net	(1,806)			(3,459)	(546)
Other income, net	604			1,859	12,746
Foreign exchange gain/(loss)				(1,196)	38
Fair value impact of the issuance of senior convertible preferred shares					(11,776)
Net loss	(204,312)			(277,540)	(372,387)
Deemed dividend to preferred shareholders due to triggering of a down round feature					(2,060,254)
Net loss attributable to ordinary shareholders	(204,312)			(277,540)	(2,432,641)
Net loss	(204,312)			(277,540)	(372,387)
Other comprehensive income
Foreign currency translation	2,628			6,912	4,905
Total comprehensive loss attributable to Uxin Limited	¥ (201,684)			¥ (270,628)	¥ (367,482)